DISCONTINUED OPERATIONS - Gain on Disposal (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash	$ 275.3	$ 0.0	$ 275.3
Short-term holdback receivable	8.0
Long-term non-contingent receivable	10.1
Impairment of non-financial assets of the disposal group excluded from the sale	7.8
Reclassification to income of gains on foreign currency exchange differences from OCI		(10.1)	(1.6)
Transaction fees and other costs	12.2
Gain on disposal of discontinued operations before income taxes	6.3
Income tax recovery	(10.2)		(18.7)
After-tax gain on disposal of discontinued operations		0.0	16.5
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration	293.4
Net assets disposed	269.6
Reclassification to income of gains on foreign currency exchange differences from OCI	(2.5)	$ 0.0	$ (2.5)
After-tax gain on disposal of discontinued operations	$ 16.5